Inventories (Details) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Raw materials		$ 18,283	$ 28,533
Finished goods		11,420	10,679
Inventory, Net	$ 66,958	$ 29,703	$ 39,212